Property, Plant and Equipment, Net (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment, Net (Details) [Line Items]
Impairment charge on total book value		S/ 97,726,000
Concessions cost		42,858,000
Work in progress	S/ 46,714,000	58,391,000
Payables to related parties	8,698,000	S/ 4,627,000
Mining assets [member]
Property, Plant and Equipment, Net (Details) [Line Items]
Net acquisition costs	S/ 15,367,000
Impairment of mining assets [Member]
Property, Plant and Equipment, Net (Details) [Line Items]
Impairment Cost not recognized			S/ 1,732,000